Long-lived Assets and Net Revenues in Different Geographic Locations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Long-lived assets	$ 131,296		$ 75,847
Net revenues	283,137	[1]	211,550	[1]	148,066	[1]
Greater China
Segment Reporting Information [Line Items]
Long-lived assets	117,372		73,046
Net revenues	132,721	[1]	95,481	[1]	59,373	[1]
US
Segment Reporting Information [Line Items]
Long-lived assets	8,636		2,228
Net revenues	95,324	[1]	70,955	[1]	56,634	[1]
Others
Segment Reporting Information [Line Items]
Long-lived assets	5,288		573
Net revenues	3,159	[1]	3,047	[1]	445	[1]
Europe
Segment Reporting Information [Line Items]
Net revenues	42,433	[1]	32,178	[1]	23,148	[1]
JAPAN
Segment Reporting Information [Line Items]
Net revenues	$ 9,500	[1]	$ 9,889	[1]	$ 8,466	[1]

[1]	Based on the countries in which the customers' headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.